Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Lease Expense and Operating Lease Asset and Liabilities

The components of lease expense were as follows for the years ended December 31, 2025 and 2024:

	For the Years Ended December 31,
	2025	2024
Operating lease cost	$155,617	$43,106
Other short-term lease cost	117,134	35,006
Total lease cost	$272,751	$78,112

The following table summarizes the operating lease asset and liabilities recorded as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Operating lease right-of-use asset, gross	$824,314	$331,478
Accumulated amortization	(122,436)	(23,586)
Operating lease right-of-use asset, net	701,878	307,892

Short-term operating lease liabilities	139,963	36,225
Long-term operating lease liabilities	577,656	265,413
Total operating lease liabilities	$717,619	$301,638

Weighted average operating lease term	4.16 years	4.75 years
Weighted average operating lease discount rate	9.53%	11.83%

Schedule of Future Minimum Lease Commitments

The following table summarizes future minimum lease commitments as of December 31, 2025:

Year ending December 31,	Operating Leases
2026	$200,462
2027	207,783
2028	215,950
2029	197,905
2030	42,436
Total lease payments	$864,536
Less: imputed interest	(146,917)
Present value of lease liabilities	$717,619